CAPITALIZED LEASES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended
	Jun. 14, 2017	Mar. 03, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Accumulated amortization			$ 500,000		$ 500,000
Capital lease assets			6,900,000		$ 6,900,000
Interest rate,capitalized lease					13.40%
Amortization of financing costs			$ 12,132		$ 26,606
Master Lease Agreement [Member]
Lease agreement date					Mar. 03, 2017
Lease term, Description					If any rent is not received by the Lessor within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount
Administration fee					$ 3,000
Lessee,s payable description under lease agreement

the Lessee is required to pay, together with all other amounts then due and payable under the master lease agreement, in cash, an end of term buyout price equal to the lesser of: (a) $162,000 (five percent (5%) of the Total Invoice Cost (as defined in the master lease agreement)); or (b) the fair market value of the Equipment, as determined by the Lessor.

Debt issuance costs					$ 206,247
Amortization of financing costs					$ 26,606
Capital lease term		51 months
Lease rent monthly		$ 53,000
Number of months		3 months
Increased monthly rent		$ 85,322
Number of months for increased rent		48 months
Master Lease Agreement [Member] | Utica Leaseco, LLC [Member] | Equipment [Member]
Proceeds from capital lease		$ 3,240,000
Master Lease Agreement [Member] | First amendment lease documentst [Member]
Administration fee	$ 2,500
Capital lease term	57 months
Lease rent monthly	$ 53,000
Number of months	10 months
Increased monthly rent	$ 85,322
Number of months for increased rent	47 months